Product and Geographic Information (Tables)	12 Months Ended
Jan. 02, 2016
Segment Reporting [Abstract]
Schedule of Net Sales from External Customers
The following table presents net sales from external customers for the Company's seven principal product categories (in millions):

Net Sales	2015	2014	2013
ICD Systems	$1,582	$1,746	$1,741
Atrial Fibrillation Products	1,096	1,044	957
Pacemaker Systems	941	1,047	1,042
Vascular Products	716	709	704
Structural Heart Products	595	639	631
Neuromodulation Products	475	437	426
Thoratec Products	136	—	—
Net sales	$5,541	$5,622	$5,501

Schedule of Net Sales By Geographic Location
The following table presents net sales by significant country based on customer location (in millions):

Net Sales	2015	2014	2013
United States	$2,838	$2,657	$2,596
Japan	456	526	567
Other foreign countries	2,247	2,439	2,338
Net sales	$5,541	$5,622	$5,501

Schedule of Long-Lived Assets By Geographic Location
The amounts for long-lived assets by significant country include net property, plant and equipment by physical location of the asset as follows (in millions):

Long-Lived Assets	January 2, 2016	January 3, 2015	December 28, 2013
United States	$1,011	$1,005	$1,045
Other foreign countries	309	338	365
Total long-lived assets	$1,320	$1,343	$1,410